Right Of Use Assets And Lease Liabilities - Summary of effect of initial application of IFRS 16 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right of use assets:
As of the beginning of the year	$ 555,384
As of the end of the year	447,413	$ 555,384
IFRS 16 [member]
Lease liabilities:
As of the beginning of the year	601,532	622,131
Additions	4,655	40,686
Financial restatements	49,998	53,636
Foreign Exchange gain /(losses)	21,734	22,323
Payments	(147,111)	(137,244)
As of the end of the year	530,808	601,532
Right of use assets:
As of the beginning of the year	555,384	622,131
Additions	4,655	40,686
Depreciation	(112,626)	(107,433)
As of the end of the year	$ 447,413	$ 555,384